CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock Series C convertible preferred stock	Preferred Stock Series D Mirroring Preferred Stock	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021					$ 622,399	$ (577,973)	$ (92)	$ 44,334
Balance (in shares) at Dec. 31, 2021	95,388			6,149
Changes in Stockholders' (Deficit) Equity
Net loss						(46,214)		(46,214)
Other comprehensive income, net of tax							4	4
Series D Mirroring preferred stock issued (in shares)		2,500
Series D Mirroring preferred stock canceled (in shares)		(2,500)
Stock compensation					2,087			2,087
Cancellation of common stock (in shares)				(346)
Common stock purchased					639			639
Common stock purchased (in shares)				826
Issuance of stock from RSUs (in shares)				369
Issuance of stock for bonuses					318			318
Issuance of stock for bonuses (in shares)				497
Exercise of warrants					2,493			2,493
Exercise of warrants (in shares)				1,460
Balance at Dec. 31, 2022					627,936	(624,187)	(88)	3,661
Balance (in shares) at Dec. 31, 2022	95,388		95,388	8,955
Changes in Stockholders' (Deficit) Equity
Net loss						(6,155)		(6,155)
Other comprehensive income, net of tax							(7)	(7)
Issuance of common stock pursuant to reverse stock split (in shares)				318
Stock compensation					440			440
Common stock purchased					895			895
Common stock purchased (in shares)				25,456
Equity issuance costs					91			91
Issuance of stock from RSUs (in shares)				29
Exercise of warrants					7,813			7,813
Exercise of warrants (in shares)				24,768
Balance at Jun. 30, 2023					637,172	(630,342)	(95)	6,738
Balance (in shares) at Jun. 30, 2023			95,388	59,526
Balance at Dec. 31, 2022					627,936	(624,187)	(88)	3,661
Balance (in shares) at Dec. 31, 2022	95,388		95,388	8,955
Changes in Stockholders' (Deficit) Equity
Net loss						(11,387)		(11,387)
Issuance of common stock pursuant to reverse stock split (in shares)				318
Stock compensation					766			766
Common stock purchased					10,140			10,140
Common stock purchased (in shares)				55,973
Equity issuance costs					(653)			(653)
Issuance of stock from RSUs (in shares)				44
Exercise of warrants					4,136			4,136
Exercise of warrants (in shares)				339,147
Balance at Dec. 31, 2023					642,325	(635,574)	(88)	6,663
Balance (in shares) at Dec. 31, 2023	95,388		95,388	404,437
Balance at Mar. 31, 2023					634,700	(626,849)	(93)	7,758
Balance (in shares) at Mar. 31, 2023			95,388	45,672
Changes in Stockholders' (Deficit) Equity
Net loss						(3,493)		(3,493)
Other comprehensive income, net of tax							(2)	(2)
Stock compensation					217			217
Common stock purchased					894			894
Common stock purchased (in shares)				5,025
Equity issuance costs					(207)			(207)
Issuance of stock from RSUs (in shares)				15
Exercise of warrants					1,571			1,571
Exercise of warrants (in shares)				8,814
Balance at Jun. 30, 2023					637,172	(630,342)	(95)	6,738
Balance (in shares) at Jun. 30, 2023			95,388	59,526
Balance at Dec. 31, 2023					642,325	(635,574)	(88)	6,663
Balance (in shares) at Dec. 31, 2023	95,388		95,388	404,437
Changes in Stockholders' (Deficit) Equity
Net loss						(3,788)		(3,788)
Other comprehensive income, net of tax							(1)	(1)
Stock compensation					137			137
Issuance of stock from RSUs (in shares)				2
Exercise of warrants					24			24
Exercise of warrants (in shares)				102,241
Balance at Jun. 30, 2024					642,486	(639,362)	(89)	3,035
Balance (in shares) at Jun. 30, 2024			95,388	506,680
Balance at Mar. 31, 2024					642,397	(637,767)	(96)	4,534
Balance (in shares) at Mar. 31, 2024			95,388	404,437
Changes in Stockholders' (Deficit) Equity
Net loss						(1,595)		(1,595)
Other comprehensive income, net of tax							7	7
Stock compensation					65			65
Issuance of stock from RSUs (in shares)				2
Exercise of warrants					24			24
Exercise of warrants (in shares)				102,241
Balance at Jun. 30, 2024					$ 642,486	$ (639,362)	$ (89)	$ 3,035
Balance (in shares) at Jun. 30, 2024			95,388	506,680